Exploration and Evaluation Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customers	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets	$ 13,475	$ 13,044
Number of property option agreements | customers	3
Interest of property, based upon certain conditions, percent	100.00%
Commitment to minimum exploration costs to acquire exploration assets	$ 15,500
Commitment to minimum exploration costs to acquire exploration assets	3 years
Ownership percentage if option to acquire is exercised	100.00%
Sellers expected to retain net smelt royalties, percent (up to)	1.50%
Exploration and evaluation assets	$ 29,936	15,686
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to property, plant and equipment	0	35,083
Mineral property, plant and equipment | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to property, plant and equipment	$ 28,566	$ 1,512